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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               -------------

Check here if Amendment [     ]; Amendment Number:  _____
    This Amendment (Check only one.):     [     ] is a restatement.
                                          [     ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:             Chesley, Taft & Associates, LLC
Address:          10 South LaSalle Street, Suite 3250
                  Chicago, Illinois 60603


Form 13F File Number:  28-10082


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:    Faris F. Chesley
Title:   Manager
Phone:   312/873-1260


Signature, Place, and Date of Signing:

         /s/ Faris F. Chesley            Chicago, Illinois        July 25, 2005

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:





Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     125

Form 13F Information Table Value Total:     367860
                                           (thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

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
                                                      FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     COLUMN 8
COLUMN 1                       COLUMN 2   COLUMN 3    COLUMN 4           COLUMN 5         COLUMN 6    COLUMN 7    VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
                               TITLE OF                VALUE     SHARES/    SH/   PUT/   INVESTMENT    OTHER
NAME OF ISSUER                  CLASS       CUSIP     (X$1000)   PRN AMT    PRN   CALL   DISCRETION   MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                       COM      88579y101      4096      56646     SH             Sole                 44796         11850
Abbott Labs                      COM      002824100      1610      32854     SH             Sole                 23388          9466
Accenture, Ltd.                  COM      G1150G111      1980      87330     SH             Sole                 73380         13950
Adobe Systems Inc.               COM      00724F101      2424      84740     SH             Sole                 71540         13200
Advance Auto Parts, Inc.         COM      00751Y106     13260     205420     SH             Sole                 43650        161770
Alcon Inc.                       COM      h01301102       350       3200     SH             Sole                   450          2750
Altera Corp                      COM      021441100       622      31418     SH             Sole                 24278          7140
Altria Group Inc.                COM      02209s103       413       6381     SH             Sole                  5981           400
Amerada Hess Corporation         COM      023551104       202       1892     SH             Sole                  1892
American Express                 COM      025816109       357       6700     SH             Sole                  6100           600
American International Group     COM      026874107       272       4680     SH             Sole                  3720           960
Amgen, Inc.                      COM      031162100      1481      24495     SH             Sole                 18095          6400
Anteon International Corporation COM      03674E108      2961      64900     SH             Sole                   649            00
Apollo Group Inc                 COM      037604105      2977      38060     SH             Sole                 32840          5220
Autodesk, Inc.                   COM      052769106      3907     113782     SH             Sole                 92782         21000
BB&T Corp                        COM      054937107       287       7175     SH             Sole                  7175
BP PLC ADR United Kingdom        COM      055622104      4691      75196     SH             Sole                 10293         64903
Bank of America Corporation      COM      060505104      9238     202533     SH             Sole                 43246        159287
Becton Dickinson & Company       COM      075887109       220       4200     SH             Sole                  4200
Bed Bath & Beyond, Inc.          COM      075896100      9138     218724     SH             Sole                 71040        147684
Bristol Meyers Squibb Co         COM      110122108       250       9989     SH             Sole                    10          9979
Capital One Financial Corp       COM      14040H105       204       2550     SH             Sole                  2200           350
Caremark RX Inc                  COM      141705103     13664     306925     SH             Sole                 75455        231470
Century Telephone Enterprises    COM      156700106       260       7504     SH             Sole                  3117          4387
ChevronTexaco Corp               COM      166764100      5312      95000     SH             Sole                  6686         88314
Cisco Systems                    COM      17275R102      4685     245531     SH             Sole                188526         57005
Citigroup Inc.                   COM      172967101      1623      35113     SH             Sole                 13401         21712


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
                                                      FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     COLUMN 8
COLUMN 1                       COLUMN 2   COLUMN 3    COLUMN 4           COLUMN 5         COLUMN 6    COLUMN 7    VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
                               TITLE OF                VALUE     SHARES/    SH/   PUT/   INVESTMENT    OTHER
NAME OF ISSUER                  CLASS       CUSIP     (X$1000)   PRN AMT    PRN   CALL   DISCRETION   MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co                     COM      191216100      735       17605     SH             Sole                 14530          3075
Cognizant Technology Solutions   COM      192446102     1635       34695     SH             Sole                 27420          7275
Cognos, Inc.                     COM      19244c109      532       15575     SH             Sole                 14775           800
Colgate Palmolive Company        COM      194162103      220        4405     SH             Sole                  4405
Comcast Corp-Cl A                COM      20030N101     5641      183921     SH             Sole                 11410        172511
Conagra, Inc                     COM      205887102      245       10600     SH             Sole                   600         10000
Consolidated-Tomoka Land Co.     COM      210226106      530        6159     SH             Sole                                6159
Covance, Inc.                    COM      222816100     7266      161945     SH             Sole                 38320        123625
Danaher Corp                     COM      235851102     3085       58940     SH             Sole                 49600          9340
Dell Inc.                        COM      247025109     2815       71337     SH             Sole                 57637         13700
Devon Energy Corporation         COM      25179m103     1151       22720     SH             Sole                  6620         16100
Dow Chemical Corporation         COM      260543103      361        8100     SH             Sole                  3500          4600
EMC Corporation                  COM      268648102     5837      425720     SH             Sole                150670        275050
Ecolab Inc.                      COM      278865100     1177       36375     SH             Sole                 28750          7625
Emerson Electric                 COM      291011104      463        7400     SH             Sole                  4850          2550
Express Scripts Inc Cl A         COM      302182100     5330      106650     SH             Sole                 89500         17150
Exxon Mobil Corp                 COM      30231G102     8154      141889     SH             Sole                 34248        107641
FedEx Corp                       COM      31428x106     6032       74455     SH             Sole                 21795         52660
First Data Corp                  COM      319963104      183        4570     SH             Sole                  4570
Fiserv Inc.                      COM      337738108     5124      119474     SH             Sole                  6137        113337
Fisher Scientific Internationa   COM      338032204     5056       77900     SH             Sole                 18700         59200
Fortune Brands                   COM      349631101     8093       91135     SH             Sole                 15190         75945
Freddie Mac                      COM      313400301      491        7525     SH             Sole                  6525          1000
General Electric Co.             COM      369604103     9691      279673     SH             Sole                107535        172138
Grainger WW Inc                  COM      384802104      351        6405     SH             Sole                  3955          2450
Harley Davidson Inc.             COM      412822108     4377       88246     SH             Sole                 23771         64475
Headwaters, Inc.                 COM      42210P102      303        8800     SH             Sole                                8800
Health Grades, Inc.              COM      42218Q102       48       10000     SH             Sole                               10000
Health Management Associates,    COM      421933102     1043       39827     SH             Sole                 35827          4000
Home Depot Inc.                  COM      437076102      176        4525     SH             Sole                   575          3950
Hormel Foods Corp                COM      440452100      205        7000     SH             Sole                                7000
Illinois Tool Works              COM      452308109     2885       36206     SH             Sole                 29706          6500
Intel Corporation                COM      458140100     3907      150144     SH             Sole                112249         37895
International Business Machine   COM      459200101     9786      131883     SH             Sole                 40325         91558
JPMorgan Chase & Co.             COM      46625h100     8298      234926     SH             Sole                 33644        201282
Jacobs Engineering               COM      469814107     3201       56890     SH             Sole                 51290          5600
Johnson & Johnson                COM      478160104     9466      145635     SH             Sole                 57300         88335

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
                                                      FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     COLUMN 8
COLUMN 1                       COLUMN 2   COLUMN 3    COLUMN 4           COLUMN 5         COLUMN 6    COLUMN 7    VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
                               TITLE OF                VALUE     SHARES/    SH/   PUT/   INVESTMENT    OTHER
NAME OF ISSUER                  CLASS       CUSIP     (X$1000)   PRN AMT    PRN   CALL   DISCRETION   MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.           COM      478366107      3161     56113      SH             Sole         48638                  7475
Kimberly Clark Corporation       COM      494368103       740     11820      SH             Sole          7720                  4100
L-3 Communications Holdings, I   COM      502424104       943     12320      SH             Sole         11720                   600
Liberty Media Corporation        COM      530718105       144     14111      SH             Sole          3111                 11000
Linear Technology Corp           COM      535678106       699     19055      SH             Sole         12180                  6875
Lowes Companies Inc.             COM      548661107      8638    148365      SH             Sole         19300                129065
Lucent Technologies Inc.         COM      549463107        45     15471      SH             Sole          1800                 13671
MBNA Corp                        COM      55262L100      5473    209203      SH             Sole        147159                 62044
McDonalds Corporation            COM      580135101       208      7491      SH             Sole          6585                   906
Medtronic Inc.                   COM      585055106      4289     82819      SH             Sole         65674                 17145
Merck                            COM      589331107       376     12197      SH             Sole          8800                  3397
Microsoft Corporation            COM      594918104      2859    115094      SH             Sole         78754                 36340
National Fuel Gas Co             COM      636180101       491     17000      SH             Sole                               17000
Northern Trust Company           COM      665859104       947     20783      SH             Sole          8606                 12177
Nurses Network Com Inc           COM      670577105         0     34482      SH             Sole                               34482
Omnicom Group                    COM      681919106      1212     15175      SH             Sole         12500                  2675
Paychex Inc.                     COM      704326107       325      9997      SH             Sole          9432                   565
Pepsico Inc.                     COM      713448108      1567     29057      SH             Sole         22232                  6825
Pfizer, Inc                      COM      717081103      3462    125536      SH             Sole         73980                 51556
Privatebancorp Inc               COM      742962103       598     16900      SH             Sole          9200                  7700
Procter & Gamble Company         COM      742718109      3630     68820      SH             Sole         49730                 19090
Qualcomm Inc.                    COM      747525103       953     28875      SH             Sole         22750                  6125
Quest Diagnostics, Inc.          COM      74834l100      5673    106500      SH             Sole                              106500
Royal Dutch Petroleum            COM      780257804       527      8121      SH             Sole          1821                  6300
SLM Corp                         COM      78442P106      1200     23615      SH             Sole         21215                  2400
Sara Lee Corp                    COM      803111103       408     20611      SH             Sole         17911                  2700
Schlumberger Ltd                 COM      806857108       216      2841      SH             Sole          2691                   150
Servicemaster Co. (The)          COM      81760N109       313     23325      SH             Sole           900                 22425
Sprint Corp                      COM      852061100       359     14295      SH             Sole          4125                 10170
St. Jude Medical                 COM      790849103      1785     40930      SH             Sole         34010                  6920
Starbucks Corp                   COM      855244109      5559    107598      SH             Sole         93148                 14450
Stericycle Inc.                  COM      858912108      3636     72260      SH             Sole         60335                 11925
Stryker Corporation              COM      863667101       354      7450      SH             Sole          6750                   700
Suntrust Banks Inc               COM      867914103       314      4350      SH             Sole           450                  3900
Symantec Corp                    COM      871503108       773     35550      SH             Sole         30650                  4900
Sysco Corp                       COM      871829107     10858    300020      SH             Sole        102525                197495
Target Corporation               COM      87612e106      3841     70587      SH             Sole         57355                 13232

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
                                                      FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     COLUMN 8
COLUMN 1                       COLUMN 2   COLUMN 3    COLUMN 4           COLUMN 5         COLUMN 6    COLUMN 7    VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
                               TITLE OF                VALUE     SHARES/    SH/   PUT/   INVESTMENT    OTHER
NAME OF ISSUER                  CLASS       CUSIP     (X$1000)   PRN AMT    PRN   CALL   DISCRETION   MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries   COM      881624209     10683     343060     SH             Sole                 97380        245680
Texas Instruments Inc.           COM      882508104      1080      38475     SH             Sole                 30000          8475
The PMI Group, Inc.              COM      69344M101      2861      73400     SH             Sole                  1500         71900
UTi Worldwide, Inc.              COM      G87210103       432       6200     SH             Sole                  5875           325
United Technologies Corp         COM      913017109       247       4810     SH             Sole                  3310          1500
UnitedHealth Group, Inc.         COM      91324p102      4219      80926     SH             Sole                 66720         14206
Verizon Communications           COM      92343V104       265       7682     SH             Sole                  3686          3996
Videorec Technologies-Private    COM      926990656         0      18438     SH             Sole                               18438
Wachovia Corp                    COM      929903102       676      13627     SH             Sole                  8802          4825
Wal Mart Stores, Inc.            COM      931142103       817      16950     SH             Sole                 14235          2715
Walgreen Company                 COM      931422109     14465     314529     SH             Sole                106121        208408
WellPoint, Inc.                  COM      94973V107      6898      99049     SH             Sole                  8540         90509
Wells Fargo & Co.-New            COM      949746101     12056     195779     SH             Sole                 68264        127515
William Wrigley Jr Co            COM      982526105      3030      44016     SH             Sole                 29930         14086
Zimmer Holdings, Inc.            COM      98956P102      9779     128380     SH             Sole                 37365         91015
SPDR Trust, Series 1             ETF      78462f103       923       7745     SH             Sole                  3845          3900
iShares Lehman US Treasury INF   ETF      464287176      1418      13225     SH             Sole                  3175         10050
iShares MSCI Emerging Mkt        ETF      464287234      1177      16440     SH             Sole                  6550          9890
iShares MSCI Japan Index Fund    ETF      464286848      1760     173610     SH             Sole                 29860        143750
iShares S&P Smallcap 600 Index   ETF      464287804      1391      25290     SH             Sole                 18375          6915
iShares Trust MSCI EAFE Index    ETF      464287465      2938      56080     SH             Sole                 49605          6475
iShares Trust S&P MidCap 400 I   ETF      464287507      2033      29678     SH             Sole                 26862          2816
iShares tr Lehman 1-3 Year       ETF      464287457       236       2900     SH             Sole                  1850          1050
Royal Bk Scotland Group Plc 6.   PFD      780097796      1523      59100     SH             Sole                  5200         53900
REPORT SUMMARY                        125 DATA RECORDS 367860                 0       OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
